Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0002003977
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-281629
Entity Registrant Name	Cre8 Enterprise Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1/F, China Building
Entity Address, Address Line Two	29 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Cre8 Enterprise Limited and its subsidiaries (collectively the “Company”) as of December 31, 2023 and 2024 and the related consolidated statements of (loss) income and comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	1/F, China Building
Entity Address, Address Line Two	29 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Contact Personnel Name	Sze Ting Cho
City Area Code	+852
Local Phone Number	3693 2688
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	18,000,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,500,000